Risk/Return Detail Data - FidelitySeriesLargeCapGrowthIndexFund-PRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Large Cap Growth Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Large Cap Growth Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of companies with large market capitalizations included in the Russell 1000® Growth Index, which is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Russell 1000® Growth Index. Lending securities to earn income for the fund. The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Aug. 17, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	11.44%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	27.66%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(20.93%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | Fidelity Series Large Cap Growth Index Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none
1 year	none
3 years	none
5 years	none
10 years	none
2019	36.37%
2020	38.34%
2021	27.64%
2022	(29.14%)
2023	42.77%
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | Return Before Taxes | Fidelity Series Large Cap Growth Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	42.77%
Past 5 years	19.49%
Since Inception	15.06%	[1]
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions | Fidelity Series Large Cap Growth Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	42.47%
Past 5 years	18.81%
Since Inception	14.42%	[1]
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | After Taxes on Distributions and Sales | Fidelity Series Large Cap Growth Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	25.50%
Past 5 years	15.69%
Since Inception	11.99%	[1]
FidelitySeriesLargeCapGrowthIndexFund-PRO | Fidelity Series Large Cap Growth Index Fund | RS004
Risk/Return:
Label	Russell 1000® Growth Index
Past 1 year	42.68%
Past 5 years	19.50%
Since Inception	15.07%

[1]	A From August 17, 2018 .